INVESTMENTS - By type (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Marketable securities by type
Cost	$ 20,006
Gross Unrealized Gains	19
Gross Unrealized Losses	(21)
Estimated Fair Value	20,004
Commercial paper and corporate bonds
Marketable securities by type
Cost	7,540
Gross Unrealized Losses	(20)
Estimated Fair Value	7,520
U.S. government agency debt securities
Marketable securities by type
Cost	12,466
Gross Unrealized Gains	19
Gross Unrealized Losses	(1)
Estimated Fair Value	$ 12,484